Note 4 - Advances for Vessels Acquisitions / Under Construction	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Advances for Vessels Acquisition Under Construction [Text Block]
4.	Advances for Vessels Acquisitions / Under Construction:

An analysis of Advances for vessels acquisitions / under construction is as follows:

Advances for vessels acquisitions / under construction
Balance, December 31, 2015	25,098
— Additions	48,681
— Transferred to Vessels	(65,062)
Balance, June 30, 2016	8,717